Expendable Parts and Supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 28.1	$ 24.7	$ 27.2